Document And Entity Information	9 Months Ended
Sep. 30, 2019
Document Information [Line Items]
Entity Registrant Name	BioCardia, Inc.
Entity Central Index Key	0000925741
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Document Type	S-1
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Amendment Flag	false